Prepaid Land Lease Payments (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Land And Lease Payments [Abstract]
Schedule of Prepaid Land Lease Payments

	December 31,
	2023	2022
Prepaid land lease payments	$76,119	$78,356
Less: accumulated amortization	(10,579)	(8,541)
Net carrying value	$65,540	$69,815